Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment consist of the following:

	September 30,	December 31,
	2025	2024
Marine equipment	$188,484	$181,675
Furniture and fixtures	5,672	5,672
Total property and equipment	194,156	187,347
Less: disposals	(194,156)	—
Property and equipment, after disposals	—	187,347
Less: accumulated depreciation	—	(50,814)
Property and Equipment, Net	$—	$136,533

Depreciation expense was $17,375 and $20,134 for the nine months ended September 30, 2025 and 2024, and was $3,475 and $6,711 for the three months ended September 30, 2025 and 2024. The marine equipment as well as the furniture and fixtures were disposed of in the spinoff of Down2Fish (see Note 11).

Note 4 – Property and Equipment

Property and equipment consist of the following:

	December 31,	December 31,
	2024	2023
Marine Equipment	$181,675	$181,675
Furniture and Fixtures	5,672	5,672
Total Property and Equipment	187,347	187,347
Less: Accumulated Depreciation	(50,814)	(23,969)
Property and Equipment, Net	$136,533	$163,378

Depreciation expense was $26,845 and $23,969 for the years ended December 31, 2024 and 2023. Depreciation expense is included in operating expenses on the Consolidated Statements of Operations.

Marine equipment is subject to an operating lease agreement ending on December 31, 2025. See Note 6 for more information.